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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: __________

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Rock Creek Group, LP
Address: 1133 Connecticut Avenue, Suite 810
         Washington, DC 20036

Form 13F File Number:
                      ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sudhir Krishnamurthi
Title: Senior Managing Director
Phone: (202) 331-3400

Signature, Place, and Date of Signing:


      /s/ Sudhir Krishnamurthi          Washington, DC     2/5/10
-------------------------------------   --------------   -----------
             [Signature]                [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
Form 13F Information Table Entry Total:            14
Form 13F Information Table Value Total:      $134,498
                                        (in Thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   13F File Number   Name
---   ---------------   ----
01

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                           FORM 13F INFORMATION TABLE

                                                                                                 VOTING AUTHORITY
                                                    VALUE    SH/PRN  SH/  PUT/  INVSTMT  OTHER  ------------------
       ISSUER          TITLE OF CLASS     CUSIP    (x1000)   AMOUNT  PRN  CALL  DISCRTN   MGRS  SOLE  SHARED  NONE
---------------------  ---------------  ---------  -------  -------  ---  ----  -------  -----  ----  ------  ----
ISHARES INC            MSCI BRAZIL      464286400   10,051  134,710  SH           SOLE           X
ISHARES INC            MSCI THAILAND    464286624    1,610   37,900  SH           SOLE           X
ISHARES INC            MSCI ISRAEL FD   464286632    7,768  142,800  SH           SOLE           X
ISHARES INC            MSCI TURKEY FD   464286715    3,067   56,900  SH           SOLE           X
ISHARES INC            MSCI TAIWAN      464286731    4,134  318,750  SH           SOLE           X
ISHARES INC            MSCI S KOREA     464286772   34,892  732,400  SH           SOLE           X
ISHARES INC            MSCI STH AFRCA   464286780   17,674  315,770  SH           SOLE           X
ISHARES INC            MSCI MEX INVEST  464286822   12,395  253,625  SH           SOLE           X
ISHARES INC            MSCI MALAYSIA    464286830    7,965  750,000  SH           SOLE           X
ISHARES TR INDEX       FTSE XNHUA IDX   464287184    9,350  221,250  SH           SOLE           X
MARKET VECTORS ETF TR  RUSSIA ETF       57060U506   12,532  401,800  SH           SOLE           X
MARKET VECTORS ETF TR  INDONESIA ETF    57060U753    3,046   49,000  SH           SOLE           X
SPDR INDEX SHS FDS     EUROPE ETF       78463X608    8,668  200,000  SH           SOLE           X
WISDOMTREE TRUST       INDIA ERNGS FD   97717W422    1,346   61,000  SH           SOLE           X